Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Schedule of other assets

	2019	2018
	USD	USD

Accrued interest income	2,580,091	1,830,722
Due from related party (note 26)	1,855,461	-
Prepaid expenses	1,303,352	1,284,738
Refundable deposits	119,020	221,779
Employees receivables	60,199	445,374
Funds held in trust accounts	1,518,041	1,006,735
Income tax receivables	132,722	187,604
Trade receivables	6,707	9,366
Others	178,632	74,732
	7,754,225	5,061,050